SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Schedule Of Capital Assets Depreciation Method [Table Text Block]
Vehicle	-	Straight line basis over a range of two to four years

Mining equipment	-	Straight line basis over four years

Office equipment	-	Straight line basis over four years

Furniture and fixtures	-	20% declining balance basis

Building	-	Straight line basis over five years